Property and equipment - Summary of Depreciation and Amortization Expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment [abstract]
Cost of services	R$ 299,240	R$ 162,202	R$ 100,070
General and administrative expenses	161,331	59,593	49,358
Selling expenses	46,798	34,499	13,968
Depreciation and Amortization charges	507,369	256,294	163,396
Depreciation charge	310,630	185,335	125,749
Amortization charge	196,739	70,959	37,647
Depreciation and Amortization charges	R$ 507,369	R$ 256,294	R$ 163,396